FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

5.    FINANCIAL INSTRUMENTS

Financial instruments held by the Group as of December 31, 2019 and 2018:

Financial Instruments as of 12/31/2019	Fair value - PL	Amortized Cost	Fair value - OCI	Total
Assets
- Cash and due from banks	29,910	26,373,189	—	26,403,099
- Debt securities at fair value through profit or loss	568,501	—	—	568,501
- Derivatives	257,587	—	—	257,587
- Other financial assets	1,101,531	995,335	—	2,096,866
- Loans and other financing	—	88,010,011	—	88,010,011
- Other debt securities	—	3,287,385	7,171,171	10,458,556
- Financial assets in guarantee	4,924,540	409,164	—	5,333,704
- Investments in Equity Instruments	5,796	—	8,783	14,579
Total Assets	6,887,865	119,075,084	7,179,954	133,142,903
Liabilities
- Deposits	—	89,008,177	—	89,008,177
- Liabilities at fair value through profit or loss	189,554	—	—	189,554
- Derivates	—	319,817	—	319,817
- Other financial liabilities	5,996,738	3,118,827	—	9,115,565
- Financing received from the Argentine Central Bank and other financial institutions	—	9,017,597	—	9,017,597
- Unsubordinated Negotiable obligations	—	6,086,475	—	6,086,475
-Subordinated Negotiable Obligations	—	2,119,888	—	2,119,888
Total Liabilities	6,186,292	109,670,781	—	115,857,073

Financial Instruments as of 12/31/2018	Fair value - PL	Amortized Cost	Fair value - OCI	Total
Assets
- Cash and due from banks	15,997	51,806,375	—	51,822,372
- Debt securities at fair value through profit or loss	23,247,329	—	—	23,247,329
- Derivatives	24,496	—	—	24,496
- Other financial assets	23,181	2,588,976	—	2,612,157
- Loans and other financing	—	118,771,635	—	118,771,635
- Other debt securities	—	6,458,727	173,134	6,631,861
- Financial assets in guarantee	2,896,049	191,701	—	3,087,750
- Investments in Equity Instruments	2,466	—	13,539	16,005
Total Assets	26,209,518	179,817,414	186,673	206,213,605
Liabilities
- Deposits	—	145,996,201	—	145,996,201
- Liabilities at fair value through profit or loss	412,403	—	—	412,403
- Derivates	144,944	—	—	144,944
- Other financial liabilities	4,472,991	2,091,405	—	6,564,396
- Financing received from the Argentine Central Bank and other financial institutions	23,023	12,334,083	—	12,357,106
- Unsubordinated Negotiable obligations	—	14,317,445	—	14,317,445
-Subordinated Negotiable Obligations	—	2,128,759	—	2,128,759
Total Liabilities	5,053,361	176,867,893	—	181,921,254